Deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income
Deferred maintenance and license revenue	€ 42,780	€ 34,287	€ 30,242
Deferred (project) fees	7,285	3,537	4,555
Deferred government grants	933	435	85
Total	50,998	38,259	34,882
current	41,721	33,307	29,554
non-current	€ 9,277	€ 4,952	€ 5,328